Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—97.4%
	[1]	Communication Services—10.2%
224,512		Alphabet, Inc., Class A	$ 27,857,449
56,650		Match Group, Inc.	1,960,090
56,640		Meta Platforms, Inc.	17,063,933
7,447		Netflix, Inc.	3,065,855
62,822		Spotify Technology SA	10,350,553
268,800		ZoomInfo Technologies, Inc.	3,483,648
		TOTAL	63,781,528
		Consumer Discretionary—14.3%
89,777	[1]	Airbnb, Inc.	10,619,721
221,088	[1]	Amazon.com, Inc.	29,424,602
27,202	[1]	Bright Horizons Family Solutions, Inc.	2,014,580
2,267	[1]	Chipotle Mexican Grill, Inc.	4,402,967
62,808	[1]	DoorDash, Inc.	4,707,460
45,415		eBay, Inc.	1,781,631
48,286	[1]	Expedia Group, Inc.	4,601,173
16,326		Genuine Parts Co.	2,103,768
3,181		Home Depot, Inc.	905,599
5,186	[1]	Lululemon Athletica, Inc.	2,040,587
4,301	[1]	O’Reilly Automotive, Inc.	4,001,822
40,633		Ross Stores, Inc.	4,712,209
34,497	[1]	Royal Caribbean Cruises, Ltd.	2,922,931
17,818		Starbucks Corp.	1,643,532
20,537	[1]	Tesla, Inc.	4,124,651
26,199		TJX Cos., Inc.	2,307,346
11,368	[1]	Ulta Beauty, Inc.	4,334,732
3,779		Wingstop, Inc.	690,688
12,631		Yum! Brands, Inc.	1,526,583
		TOTAL	88,866,582
		Consumer Staples—3.8%
7,405		Costco Wholesale Corp.	4,090,818
11,539		Hershey Foods Corp.	2,161,832
11,482		Kimberly-Clark Corp.	1,373,707
11,938		Lamb Weston Holdings, Inc.	1,072,032
69,418		PepsiCo, Inc.	11,334,571
25,599		Procter & Gamble Co.	3,840,618
		TOTAL	23,873,578
		Energy—0.1%
15,285		Ovintiv, Inc.	733,680
		Financials—6.4%
34,799		Ameriprise Financial, Inc.	10,946,721
38,742		Apollo Global Management, Inc.	3,000,180
9,663	[1]	Fiserv, Inc.	1,099,166
2,643		Gallagher (Arthur J.) & Co.	622,400
5,307		Marsh & McLennan Cos., Inc.	1,006,473
12,409		Mastercard, Inc.	4,670,127
2,821		MSCI, Inc., Class A	1,330,243
200,721	[1]	PayPal Holdings, Inc.	10,397,348

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
88,060	[1]	StoneCo Ltd.	$ 873,115
25,945		Visa, Inc., Class A	6,099,670
		TOTAL	40,045,443
		Health Care—11.8%
101,959		AbbVie, Inc.	14,394,572
8,976	[1]	Align Technology, Inc.	1,656,880
55,570		Baxter International, Inc.	1,802,135
10,044	[1]	Edwards Lifesciences Corp.	640,004
5,914		Elevance Health, Inc.	2,661,832
25,963		Eli Lilly & Co.	14,381,685
30,634	[1]	GE HealthCare Technologies, Inc.	2,039,305
11,371		Humana, Inc.	5,954,879
109,983	[1]	Incyte Genomics, Inc.	5,931,383
10,097		McKesson Corp.	4,597,770
58,012		Merck & Co., Inc.	5,957,832
4,481	[1]	Molina Healthcare, Inc.	1,491,949
215,389	[1]	Teladoc Health, Inc.	3,562,534
3,896		The Cigna Group	1,204,643
5,135		UnitedHealth Group, Inc.	2,750,101
10,972	[1]	Vertex Pharmaceuticals, Inc.	3,973,071
5,662		Zoetis, Inc.	888,934
		TOTAL	73,889,509
		Industrials—6.2%
106,091		Allison Transmission Holdings, Inc.	5,349,108
13,748		Booz Allen Hamilton Holding Corp.	1,648,798
15,044		Caterpillar, Inc.	3,400,696
12,225	[1]	Ceridian HCM Holding, Inc.	782,522
2,262		Lockheed Martin Corp.	1,028,396
38,346		Paychex, Inc.	4,258,323
2,979		Rockwell Automation, Inc.	782,911
24,388		Trane Technologies PLC	4,641,280
29,040	[1]	Trex Co., Inc.	1,632,338
71,475	[1]	Uber Technologies, Inc.	3,093,438
36,438		Verisk Analytics, Inc.	8,284,544
50,771	[1]	XPO, Inc.	3,848,950
		TOTAL	38,751,304
		Information Technology—42.9%
12,480	[1]	Adobe, Inc.	6,640,109
2,735	[1]	Ansys, Inc.	761,041
357,377		Apple, Inc.	61,029,270
13,424		Applied Materials, Inc.	1,776,666
16,891	[1]	Arista Networks, Inc.	3,384,450
16,985		Broadcom, Inc.	14,290,670
27,917	[1]	Cadence Design Systems, Inc.	6,695,893
20,437	[1]	Confluent, Inc.	590,834
36,882	[1]	Crowdstrike Holdings, Inc.	6,519,631
64,757		Dell Technologies, Inc.	4,332,891
90,981	[1]	Enphase Energy, Inc.	7,240,268
7,395	[1]	HubSpot, Inc.	3,133,779
28,885		Jabil, Inc.	3,547,078
35,748		Microchip Technology, Inc.	2,548,475
184,919		Microsoft Corp.	62,522,963

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,892	[1]	MongoDB, Inc.	$ 3,408,684
101,611	[1]	Nutanix, Inc.	3,677,302
66,586		NVIDIA Corp.	27,153,771
11,947	[1]	Palo Alto Networks, Inc.	2,903,360
89,937		Pegasystems, Inc.	3,843,907
74,971	[1]	Pure Storage, Inc.	2,534,770
57,274	[1]	Salesforce, Inc.	11,502,337
24,451	[1]	ServiceNow, Inc.	14,226,814
7,657	[1]	Synopsys, Inc.	3,594,502
27,539	[1]	Workday, Inc.	5,830,282
62,445	[1]	Zoom Video Communications, Inc.	3,745,451
		TOTAL	267,435,198
		Materials—0.6%
9,912		Sherwin-Williams Co.	2,361,137
13,237		Steel Dynamics, Inc.	1,409,873
		TOTAL	3,771,010
		Utilities—1.1%
199,614		Vistra Corp.	6,531,370
		TOTAL COMMON STOCKS (IDENTIFIED COST $525,282,572)	607,679,202
		INVESTMENT COMPANY—2.5%
15,141,254		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[2] (IDENTIFIED COST $15,139,198)	$15,141,254
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $540,421,770)	622,820,456
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	916,210
		TOTAL NET ASSETS—100%	$623,736,666
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$—	$13,297,917	$13,297,917
Purchases at Cost	$12,100	$52,976,878	$52,988,978
Proceeds from Sales	$(12,100)	$(51,134,933)	$(51,147,033)
Change in Unrealized Appreciation/Depreciation	$—	$907	$907
Net Realized Gain/(Loss)	$—	$485	$485
Value as of 10/31/2023	$—	$15,141,254	$15,141,254
Shares Held as of 10/31/2023	—	15,141,254	15,141,254
Dividend Income	$3	$199,321	$199,324

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At October 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.